Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 204,506	¥ 103,683
Amortization of net actuarial loss (gain)	7,039	16,936
Prior service benefit (cost)		(1,782)
Amortization of prior service benefit	(195)	(319)
Total recognized in other comprehensive income (loss) before-tax	¥ 211,350	¥ 118,518